Income Taxes (Deferred Income Taxes Liability By Jurisdiction Reflected In Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Income Taxes Assets	$ 1,081	$ 206
Deferred Income Tax Liabilities	(24)	(1,867)
Deferred Tax Assets, Net of Liabilities	1,057
Deferred Tax (Liabilities), Net of Assets		(1,661)
Canada [Member]
Deferred Income Taxes Assets	411	178
Deferred Income Tax Liabilities	(24)	(22)
United States [Member]
Deferred Income Taxes Assets	$ 670	28
Deferred Income Tax Liabilities		$ (1,845)